LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012	Jan. 02, 2009
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants Not Settleable In Cash, Fair Value Disclosure							$ 479,910
Weighted Average Remaining Life		6 months	2 years 6 months
Additional Paid in Capital							486,564
Retained Earnings (Accumulated Deficit)							6,654
Total Current Liabilities	$ 4,842,380	$ 3,469,065				$ 3,414,301	$ 479,910
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	59.00%	54.00%	63.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price		$ 57.68	$ 34.50
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Stock Price		$ 26.25	$ 26.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.37%
Minimum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Weighted Average Remaining Life	2 years				2 years 6 months
Reduction In Stock Price				$ 16.50
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price	$ 0.75
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Stock Price	$ 4.50
Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Weighted Average Remaining Life	6 years 6 months				7 years 6 months
Reduction In Stock Price				$ 37.50
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price	$ 24.38
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Stock Price	$ 37.50